Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Issued capital [member] Preferred shares [member]	Issued capital [member] Common shares [member]	Treasury shares [member] Preferred shares [member]	Treasury shares [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Balance at beginning of period at Oct. 31, 2017	$ 73,791	$ 6,413	$ 17,730		$ (27)	$ 44,801	$ 4,275	$ 73,192	$ 599	$ 299	$ 3,545	$ 431
Changes in equity
Issues of share capital	92		92					92
Common shares purchased for cancellation	(1,522)		(187)			(1,335)		(1,522)
Redemption of preferred shares	(105)	(107)				2		(105)
Redemption of trust capital securities	(500)								(500)
Sales of treasury shares	5,738			$ 259	5,479			5,738
Purchases of treasury shares	(5,726)			(256)	(5,470)			(5,726)
Share-based compensation awards	(10)					(10)		(10)
Dividends on common shares	(5,442)					(5,442)		(5,442)
Dividends on preferred shares and other	(322)					(285)		(285)	(37)
Other	(2)					136	(138)	(2)		(138)
Net income	12,431					12,400		12,400	31
Total other comprehensive income (loss), net of taxes	1,532					845	686	1,531	1	(173)	602	257
Balance at end of period (Previously stated [member]) at Oct. 31, 2018	79,955	6,306	17,635	3	(18)	51,112	4,823	79,861	94	(12)	4,147	688
Balance at end of period (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Oct. 31, 2018	(94)					(94)		(94)
Balance at end of period (Balance After IFRS Adjustments [member]) at Oct. 31, 2018	79,861	6,306	17,635	3	(18)	51,018	4,823	79,767	94	(12)	4,147	688
Balance at end of period at Oct. 31, 2018	79,955	6,306	17,635	3	(18)	51,112	4,823	79,861	94	(12)	4,147	688
Changes in equity
Issues of share capital	486	350	136					486
Common shares purchased for cancellation	(1,030)		(126)			(904)		(1,030)
Redemption of preferred shares	(950)	(950)						(950)
Sales of treasury shares	5,522			182	5,340			5,522
Purchases of treasury shares	(5,564)			(184)	(5,380)			(5,564)
Share-based compensation awards	(23)					(23)		(23)
Dividends on common shares	(5,840)					(5,840)		(5,840)
Dividends on preferred shares and other	(271)					(269)		(269)	(2)
Other	5					5		5
Net income	12,871					12,860		12,860	11
Total other comprehensive income (loss), net of taxes	(1,442)					(866)	(575)	(1,441)	(1)	45	74	(694)
Balance at end of period at Oct. 31, 2019	$ 83,625	$ 5,706	$ 17,645	$ 1	$ (58)	$ 55,981	$ 4,248	$ 83,523	$ 102	$ 33	$ 4,221	$ (6)